May 21, 2020	Chicago New York Washington, DC London San Francisco Los Angeles Singapore vedderprice.com Deborah Bielicke Eades Shareholder +1 312 609 7661 deades@vedderprice.com

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street NE

Washington, D.C. 20549

Re:	Nuveen Investment Funds, Inc. (File No. 811-05309) (the “Registrant”)
Registration Statement on Form N-14

To the Commission:

On behalf of the Registrant, electronically transmitted herewith is the Registrant’s Registration Statement on Form N-14 relating to the issuance of shares of common stock in connection with the reorganization of Nuveen Large Cap Value Fund, a series of Nuveen Investment Trust (File No. 811-07619), into Nuveen Dividend Value Fund, a series of the Registrant.

Please contact the undersigned at (312) 609-7661 if you have any questions or comments regarding the filing.

Very truly yours, /s/ Deborah Bielicke Eades Deborah Bielicke Eades Shareholder

Enclosures

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